Investments - Summary of Investments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current
Total	$ 3,481	$ 6,021,434
Short-term investments	4,108,923	1,388,102	$ 4,387,840
Total	4,108,923	1,388,102
Cementos del Plata S.A. [member]
Non-current
Investments in other companies	3,481	3,481
Yguazu Cementos S.A. [member]
Non-current
Investments in other companies	6,017,953
Mutual funds in pesos [member]
Non-current
Short-term investments	2,366,695	1,267,841
Fix term deposits in Pesos [Member]
Non-current
Short-term investments	$ 1,742,228
Short-term investments in foreign currency [member]
Non-current
Short-term investments		$ 120,261